Share capital - Purchase of own shares (Details) - 12 months ended Dec. 31, 2022 ¥ in Thousands	CNY (¥) shares	$ / shares
Disclosure In Tabular Form Of Shares Repurchased During The Period [Line Items]
Number of shares repurchased | shares	24,528,000
Aggregate price paid | ¥	¥ 25,689
October Two Thousand And Twenty Two [Member]
Disclosure In Tabular Form Of Shares Repurchased During The Period [Line Items]
Number of shares repurchased | shares	4,956,000
Highest price paid per share		$ 1.1
Lowest price paid per share		1.03
Aggregate price paid | ¥	¥ 4,883
November Two Thousand And Twenty Two [Member]
Disclosure In Tabular Form Of Shares Repurchased During The Period [Line Items]
Number of shares repurchased | shares	15,866,000
Highest price paid per share		1.26
Lowest price paid per share		1.04
Aggregate price paid | ¥	¥ 16,299
December Two Thousand And Twenty Two [Member]
Disclosure In Tabular Form Of Shares Repurchased During The Period [Line Items]
Number of shares repurchased | shares	3,706,000
Highest price paid per share		1.39
Lowest price paid per share		$ 1.25
Aggregate price paid | ¥	¥ 4,507